NET LOSS PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Net Profit (Loss) Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share
	Three months ended March 31
	2026	2025
Numerator:
Net loss	$2,733	$1,735
Denominator:
Weighted-average shares used in computing net loss per share attributable to holders of ordinary shares, basic and diluted	323,038	45,198
Net loss per share attributable to holders of ordinary shares, basic and diluted	$8.46	$38.39

	Year ended December 31
	2025	2024
Numerator:
Net loss for the year	$11,912	$16,519
Net loss attributable to ordinary shareholders:
Basic and diluted	$11,912	$16,443
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	132,951	4,157

Net loss per share attributable to ordinary shareholders, basic and diluted	$89.61	$3,955.11